Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Total Shareholder Return ($) (5)	MSCI US REIT Index (RMS) ($) (5)	Net Income (Loss) to Common Sharehold-ers ($ in thousands) (6)	Normalized FFO ($ in thousands) (7)

2025	2,909,784	603,904	1,301,020	951,539	135	137	5,966	80,098
2024	3,509,598	4,617,824	1,451,628	1,817,641	152	133	2,472	69,489
2023	3,441,223	3,388,645	1,446,414	554,071	117	122	(8,714)	54,533
2022	2,769,554	303,708	1,201,168	646,627	117	108	(36,265)	46,840
2021	5,219,968	8,425,139	1,828,776	3,607,647	191	143	21,249	41,144

Named Executive Officers, Footnote [Text Block]		Represents the total compensation of Mr. A. Landy, our PEO for each applicable fiscal year. Amounts shown are as calculated in the Summary Compensation Table (“SCT”) for each of the years shown.
Peer Group Issuers, Footnote [Text Block]		“TSR” stands for Total Shareholder Return. The TSR figures assume an initial investment of $100 on December 31, 2021. As permitted by SEC rules, the index referenced for the purpose of TSR comparison is the group of companies included in the MSCI US REIT Index (RMS), which is the peer group used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	[1]	$ 2,909,784	$ 3,509,598	$ 3,441,223	$ 2,769,554	$ 5,219,968
PEO Actually Paid Compensation Amount	[2]	$ 603,904	4,617,824	3,388,645	303,708	8,425,139
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments	2025
Summary Compensation Table Total	2,909,784
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(1,600,000)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	-
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(660,398)
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date	(45,482)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	-
COMPENSATION ACTUALLY PAID	603,904

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,301,020	1,451,628	1,446,414	1,201,168	1,828,776
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 951,539	1,817,641	554,071	646,627	3,607,647
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments	2025
Summary Compensation Table Total	1,301,020
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(629,375)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	210,928
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	81,693
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date	(12,728)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date
COMPENSATION ACTUALLY PAID	951,539

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Total Shareholder Return

Company TSR and MSCI US REIT Index (RMS) are computed in accordance with Item 402(v) of Regulation S-K. These metrics are based on dividends and stock prices for each period presented. While the Company’s TSR exceeded or was slightly below the TSR for the MSCI US REIT Index (RMS) for each of the five years in the chart, the Company did not use this metric in determining executive compensation for the years 2021 through 2022. The 2023 employment agreements entered into by the NEOs incorporate Total Shareholder Return as compared to the MSCI US REIT Index (RMS) as a metric to be used when determining the STIP and LTIP compensation awarded under the agreements.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The amount of compensation actually paid to our executive officers is not directly linked to net income. The Company is a REIT with its real estate portfolio as its largest asset. Though real estate over the long-term generally increases in value, the assets are depreciated over the useful life of each asset on our consolidated financial statements in accordance with generally accepted accounting principles. Consequently, depreciation expense continues to grow as our real estate portfolio grows which significantly reduces the Company’s net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Normalized FFO

The Company considers Normalized FFO to be an important measure of an equity REIT’s operating performance. Normalized FFO excludes historical cost depreciation as an expense and may facilitate the comparison of REITs that have a different cost basis. The Company considers Normalized FFO to be a meaningful measure of operating performance primarily because it excludes the assumption that the value of its real estate assets diminishes predictably over time and because industry analysts have accepted it as a performance measure. Normalized FFO has increased each year from 2021 through 2025. This metric has been utilized by the Committee in determining executive compensation.

Total Shareholder Return Amount	[5]	$ 135	152	117	117	191
Peer Group Total Shareholder Return Amount	[5]	137	133	122	108	143
Net Income (Loss) Attributable to Parent	[6]	$ 5,966,000	$ 2,472,000	$ (8,714,000)	$ (36,265,000)	$ 21,249,000
Company Selected Measure Amount	[7]	80,098,000	69,489,000	54,533,000	46,840,000	41,144,000
PEO Name		Mr. A. Landy	Mr. A. Landy	Mr. A. Landy	Mr. A. Landy	Mr. A. Landy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Normalized FFO per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		NOI Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Acquisitions
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Development of sites (including the joint venture)
PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,600,000)
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(660,398)
PEO [Member] | Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(45,482)
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(629,375)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		210,928
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		81,693
Non-PEO NEO [Member] | Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(12,728)
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Represents the total compensation of Mr. A. Landy, our PEO for each applicable fiscal year. Amounts shown are as calculated in the Summary Compensation Table (“SCT”) for each of the years shown.
[2]	Represents the CAP to Mr. A. Landy, calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to the PEO for the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation, for the applicable fiscal year, to determine the compensation actually paid:
[3]	Represents the average total compensation of Messrs. W. Landy, Koster, Taft, and Ms. Chew, our Non-PEO Neo’s for each applicable fiscal year. Amounts shown are calculated in the SCT for each of the years shown.
[4]	Represents the average CAP to the Non-PEO NEOs, calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to the Non-PEO NEOs for the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the Non-PEO NEOs’ average total compensation, for the applicable fiscal year, to determinate the average compensation actually paid:
[5]	“TSR” stands for Total Shareholder Return. The TSR figures assume an initial investment of $100 on December 31, 2021. As permitted by SEC rules, the index referenced for the purpose of TSR comparison is the group of companies included in the MSCI US REIT Index (RMS), which is the peer group used for purposes of Item 201(e) of Regulation S-K.
[6]	The dollar amounts reported represent the net income (loss), as reflected in the Company’s audited financial statement for the applicable year.
[7]	“Normalized FFO” is a Non-GAAP measure and defined above in the section entitled “”.